Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Option Activity Under Stock Option Plans

A summary of option activity under the stock option plans as of and for the years ended December 31, 2014, 2013 and 2012 is presented below:

	Shares	Weighted–average exercise price	Weighted–average remaining contractual term	Aggregate intrinsic value
		(Yen)	(Year)	(Millions of yen)
Outstanding at January 1, 2012	3,042,200	¥4,268	2.0	¥88
Exercised	(10,800)	3,287
Forfeited	(305,000)	4,493

Outstanding at December 31, 2012	2,726,400	4,247	1.6	37
Exercised	(8,600)	3,287
Forfeited	(60,400)	4,461

Outstanding at December 31, 2013	2,657,400	4,245	1.0	28
Exercised	(67,200)	3,287
Forfeited/Expired	(728,400)	4,869

Outstanding at December 31, 2014	1,861,800	¥4,036	0.7	¥248

Exercisable at December 31, 2014	1,861,800	¥4,036	0.7	¥248